Shareholder Fees {- Fidelity Freedom® 2005 Fund}	May 29, 2021 USD ($)
03.31 Fidelity Freedom Funds Retail Combo PRO-14 | Fidelity Freedom® 2005 Fund
Shareholder Fees:
(fees paid directly from your investment)	none